Note 17 - Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments With Off Balance Sheet Risk [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2013	2012
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$523	4,462
Commercial real estate mortgages	25,514	750
Non-real estate commercial loans	13,095	180
Undisbursed balance of loans closed	7,586	5,445
Unused lines of credit	79,136	76,582
Letters of credit	1,017	1,910
Total commitments to extend credit	$126,871	89,329
Forward commitments	$2,025	7,046